Summary of Restricted Share Units Activity, SCL Equity Plan - Part 2 (Details) - 2009 SCL Equity Plan [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Restricted stock units [Member]
Summary of restricted share units activity [Line Items]
Unvested beginning balance (in shares) | shares	0	0	852
Granted (in shares) | shares	1,412
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(5)
Unvested ending balance (in shares) | shares	1,407	0	0
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 0	$ 0	$ 7.51
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	4.99
Vested, weighted average grant date fair value (in usd per share) | $ / shares	0
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	4.99
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $ / shares	$ 4.99	$ 0	$ 0
Cash-settled restricted stock units [Member]
Summary of restricted share units activity [Line Items]
Unvested beginning balance (in shares) | shares	0	852	236
Vested (in shares) | shares		(852)	(236)
Unvested ending balance (in shares) | shares		0	852
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 0	$ 7.51	$ 7.13
Vested, weighted average grant date fair value (in usd per share) | $ / shares		7.51	7.13
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $ / shares		$ 0	$ 7.51